Pay vs Performance Disclosure - USD ($)		12 Months Ended			36 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Pursuant to the amendments to Section 14(i) of the Exchange Act, Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, this section provides information regarding the relationship of compensation paid to our Named Executive Officers (“NEOs”) relative to our financial performance.

The following table summarizes compensation values reported in the Summary Compensation Table for our principal executive officer (“PEO”) and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2022, 2021, and 2020:

	Summary		Average Summary	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year	Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Compensation Table Total for Non-PEO NEOs(1)	Actually Paid to Non-PEO NEOs(1)(2)	TSR	Peer Group TSR(3)	Net Income ($MM)	Adjusted EBITDA ($MM)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$10,534,511	$14,034,979	$3,006,598	$3,882,778	$217	$ 244	$ 326	$884
2021	$5,388,890	$7,829,324	$1,314,614	$1,844,273	$178	$ 161	$ 332	$876
2020	$2,691,539	$3,247,352	$2,265,108	$2,407,498	$128	$ 76	$(123)	$850
(1)	The PEO reflected in columns (b) and (c) represents Paul M. Rady. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals by year:
	a.	2022: Michael N. Kennedy, W. Patrick Ash, Yvette K. Schultz and Brendan E. Krueger.
	b.	2021: Brendan E. Krueger, Alvyn A. Schopp, Michael N. Kennedy, W. Patrick Ash and Glen C. Warren, Jr..
	c.	2020: Glen C. Warren, Jr., Alvyn A. Schopp, Michael N. Kennedy and W. Patrick Ash.
(2)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2022		2021		2020
	Paul Rady	Average Non- CEO NEOs	Paul Rady	Average Non- CEO NEOs	Paul Rady	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$10,534,511	$3,006,598	$5,388,890	$1,314,614	$2,691,539	$2,265,108
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	($9,499,982)	($2,587,488)	($4,499,995)	($779,996)	($2,131,200)	($1,996,457)
Year-end fair value of unvested awards granted in the current year	$11,359,129	$3,093,857	$5,001,143	$866,861	$2,852,700	$2,184,376
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$657,017	$132,093	$1,528,212	$353,122	$20,253	$5,347
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$634,320	$86,376	$144,748	$104,439	($415,466)	($117,780)
Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	($211,999)	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$349,984	$151,342	$266,326	$197,232	$229,526	$66,904
Total Adjustments for Equity Awards	$13,000,450	$3,463,668	$6,940,429	$1,309,655	$2,687,013	$2,138,847
Compensation Actually Paid (as calculated)	$14,034,979	$3,882,778	$7,829,324	$1,844,273	$3,247,352	$2,407,498

(3)	The peer group is comprised of the Alerian Midstream Energy Index.
(4)	A description of Adjusted EBITDA can be found on page 44 of this Proxy Statement.

Company Selected Measure Name					Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]					(1)The PEO reflected in columns (b) and (c) represents Paul M. Rady. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals by year: a.2022: Michael N. Kennedy, W. Patrick Ash, Yvette K. Schultz and Brendan E. Krueger. b.2021: Brendan E. Krueger, Alvyn A. Schopp, Michael N. Kennedy, W. Patrick Ash and Glen C. Warren, Jr.. c.2020: Glen C. Warren, Jr., Alvyn A. Schopp, Michael N. Kennedy and W. Patrick Ash.
Peer Group Issuers, Footnote [Text Block]					(3)The peer group is comprised of the Alerian Midstream Energy Index.
PEO Total Compensation Amount	[1]	$ 10,534,511	$ 5,388,890	$ 2,691,539
PEO Actually Paid Compensation Amount	[1],[2]	14,034,979	7,829,324	3,247,352
Adjustment To PEO Compensation, Footnote [Text Block]	(2)The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.
	2022		2021		2020
	Paul Rady	Average Non- CEO NEOs	Paul Rady	Average Non- CEO NEOs	Paul Rady	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$10,534,511	$3,006,598	$5,388,890	$1,314,614	$2,691,539	$2,265,108
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	($9,499,982)	($2,587,488)	($4,499,995)	($779,996)	($2,131,200)	($1,996,457)
Year-end fair value of unvested awards granted in the current year	$11,359,129	$3,093,857	$5,001,143	$866,861	$2,852,700	$2,184,376
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$657,017	$132,093	$1,528,212	$353,122	$20,253	$5,347
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$634,320	$86,376	$144,748	$104,439	($415,466)	($117,780)
Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	($211,999)	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$349,984	$151,342	$266,326	$197,232	$229,526	$66,904
Total Adjustments for Equity Awards	$13,000,450	$3,463,668	$6,940,429	$1,309,655	$2,687,013	$2,138,847
Compensation Actually Paid (as calculated)	$14,034,979	$3,882,778	$7,829,324	$1,844,273	$3,247,352	$2,407,498

Non-PEO NEO Average Total Compensation Amount	[1]	3,006,598	1,314,614	2,265,108
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 3,882,778	1,844,273	2,407,498
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(2)The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.
	2022		2021		2020
	Paul Rady	Average Non- CEO NEOs	Paul Rady	Average Non- CEO NEOs	Paul Rady	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$10,534,511	$3,006,598	$5,388,890	$1,314,614	$2,691,539	$2,265,108
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	($9,499,982)	($2,587,488)	($4,499,995)	($779,996)	($2,131,200)	($1,996,457)
Year-end fair value of unvested awards granted in the current year	$11,359,129	$3,093,857	$5,001,143	$866,861	$2,852,700	$2,184,376
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$657,017	$132,093	$1,528,212	$353,122	$20,253	$5,347
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$634,320	$86,376	$144,748	$104,439	($415,466)	($117,780)
Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	($211,999)	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$349,984	$151,342	$266,326	$197,232	$229,526	$66,904
Total Adjustments for Equity Awards	$13,000,450	$3,463,668	$6,940,429	$1,309,655	$2,687,013	$2,138,847
Compensation Actually Paid (as calculated)	$14,034,979	$3,882,778	$7,829,324	$1,844,273	$3,247,352	$2,407,498

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Disclosure of Most Important Performance Measures for Fiscal Year 2022

The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2022.

Most Important Performance Measures
Adjusted EBITDA
Free Cash Flow after Dividends
Net Debt/EBITDA
Return on Invested Capital (ROIC)
TSR

Total Shareholder Return Amount		$ 217	178	128
Peer Group Total Shareholder Return Amount	[3]	244	161	76
Net Income (Loss)		$ 326,000,000	$ 332,000,000	$ (123,000,000)
Company Selected Measure Amount	[4]	884,000,000	876,000,000	850,000,000
PEO Name					Paul M. Rady
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow after Dividends
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Net Debt/EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital (ROIC)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		TSR
PEO [Member] | Grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (9,499,982)	$ (4,499,995)	$ (2,131,200)
PEO [Member] | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,359,129	5,001,143	2,852,700
PEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		657,017	1,528,212	20,253
PEO [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		634,320	144,748	(415,466)
PEO [Member] | Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		349,984	266,326	229,526
PEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,000,450	6,940,429	2,687,013
Non-PEO NEO [Member] | Grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,587,488)	(779,996)	(1,996,457)
Non-PEO NEO [Member] | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,093,857	866,861	2,184,376
Non-PEO NEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		132,093	353,122	5,347
Non-PEO NEO [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		86,376	104,439	(117,780)
Non-PEO NEO [Member] | Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(211,999)	0
Non-PEO NEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		151,342	197,232	66,904
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,463,668	$ 1,309,655	$ 2,138,847

[1]	(1)The PEO reflected in columns (b) and (c) represents Paul M. Rady. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals by year: a.2022: Michael N. Kennedy, W. Patrick Ash, Yvette K. Schultz and Brendan E. Krueger. b.2021: Brendan E. Krueger, Alvyn A. Schopp, Michael N. Kennedy, W. Patrick Ash and Glen C. Warren, Jr.. c.2020: Glen C. Warren, Jr., Alvyn A. Schopp, Michael N. Kennedy and W. Patrick Ash.
[2]	(2)The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.
	2022		2021		2020
	Paul Rady	Average Non- CEO NEOs	Paul Rady	Average Non- CEO NEOs	Paul Rady	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$10,534,511	$3,006,598	$5,388,890	$1,314,614	$2,691,539	$2,265,108
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	($9,499,982)	($2,587,488)	($4,499,995)	($779,996)	($2,131,200)	($1,996,457)
Year-end fair value of unvested awards granted in the current year	$11,359,129	$3,093,857	$5,001,143	$866,861	$2,852,700	$2,184,376
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$657,017	$132,093	$1,528,212	$353,122	$20,253	$5,347
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$634,320	$86,376	$144,748	$104,439	($415,466)	($117,780)
Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	($211,999)	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$349,984	$151,342	$266,326	$197,232	$229,526	$66,904
Total Adjustments for Equity Awards	$13,000,450	$3,463,668	$6,940,429	$1,309,655	$2,687,013	$2,138,847
Compensation Actually Paid (as calculated)	$14,034,979	$3,882,778	$7,829,324	$1,844,273	$3,247,352	$2,407,498

[3]	(3)The peer group is comprised of the Alerian Midstream Energy Index.
[4]	(4)A description of Adjusted EBITDA can be found on page 44 of this Proxy Statement.